Inventories (Details) - USD ($)	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022
Inventory Disclosure [Abstract]
Goods in transit	$ 2,540,901	$ 3,005,549
Inventory provision	$ 224,461		$ 278,113